Business Description (Details)		12 Months Ended
	Apr. 15, 2024	Mar. 31, 2025
Tianjin Wangyi Cloud Technology Co., Ltd [Member]
Business Description [Line Items]
Equity interest acquired by subsidiary, percentage	50.00%	50.00%